Inventories	12 Months Ended
Jan. 31, 2019
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Inventories
9.	INVENTORIES

The Company’s inventories were as follows, as at:

	January 31, 2019	January 31, 2018	February 1, 2017
Materials and work in progress	$396.6	$325.9	$286.0
Finished products	339.5	255.0	250.9
Parts, accessories and clothing	210.1	161.9	145.2
Total inventories	$946.2	$742.8	$682.1

The Company recognized in the consolidated statements of net income during the year ended January 31, 2019, a write-down on inventories of $18.5 million ($10.1 million for the year ended January 31, 2018) and reversed previously recorded write-downs of $4.4 million ($5.0 million for the year ended January 31, 2018).

Additionally, during the year ended January 31, 2019, the Company recorded $3,543.2 million of inventories in cost of sales ($3,050.8 million for the year ended January 31, 2018).